Columbia Multi-Advisor Small Cap Value Fund
Prospectus Supplement – July 1, 2011 to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Multi-Advisor Small Cap Value Fund	7/30/2010 and 9/27/2010

Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Multi-Advisor Small Cap Value Fund	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses		Columbia Multi-Advisor Small Cap Value Fund	Columbia Multi-Advisor Small Cap Value Fund Class A	Columbia Multi-Advisor Small Cap Value Fund Class B	Columbia Multi-Advisor Small Cap Value Fund Class C	Columbia Multi-Advisor Small Cap Value Fund Class I	Columbia Multi-Advisor Small Cap Value Fund Class R	Columbia Multi-Advisor Small Cap Value Fund Class R3	Columbia Multi-Advisor Small Cap Value Fund Class R4	Columbia Multi-Advisor Small Cap Value Fund Class R5	Columbia Multi-Advisor Small Cap Value Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class Z
Management fees			0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	none
Other expenses			0.45%	0.45%	0.45%	0.14%	0.45%	0.44%	0.44%	0.19%	0.45%
Acquired fund fees and expenses			0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses			1.69%	2.44%	2.44%	1.13%	1.94%	1.68%	1.43%	1.18%	1.44%
Less: Fee waiver/expense reimbursement	[2]		(0.16%)	(0.14%)	(0.15%)	(0.05%)	(0.06%)	(0.05%)	(0.05%)	(0.05%)	(0.11%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.53%	2.30%	2.29%	1.08%	1.88%	1.63%	1.38%	1.13%	1.33%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until Sept. 30, 2011 for Class Z shares and July 31, 2011 for all other classes of shares, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.50% for Class A, 2.27% for Class B, 2.26% for Class C, 1.05% for Class I, 1.85% for Class R, 1.60% for Class R3, 1.35% for Class R4, 1.10% for Class R5 and 1.30% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Multi-Advisor Small Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	722	1,063	1,427	2,450
Class B	Class B (if shares are redeemed)	733	1,047	1,489	2,584
Class C	Class C (if shares are redeemed)	332	747	1,288	2,769
Class I	Class I (whether or not shares are redeemed)	110	354	618	1,375
Class R	Class R (whether or not shares are redeemed)	191	560	1,042	2,264
Class R3	Class R3 (whether or not shares are redeemed)	166	525	909	1,988
Class R4	Class R4 (whether or not shares are redeemed)	140	448	778	1,714
Class R5	Class R5 (whether or not shares are redeemed)	115	370	645	1,432
Class Z	Class Z (whether or not shares are redeemed)	135	445	777	1,720

Expense Example, No Redemption Columbia Multi-Advisor Small Cap Value Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	233	747	1,289	2,584
Class C	Class C (if shares are not redeemed)	232	747	1,288	2,769